Shareholders' equity - Outstanding (Detail)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments
Shareholders' equity
Common share outstanding		190,956,476		189,381,388
Stock options	745,962		745,962	836,427	1,015,409
Restricted Share Units | EquityInstruments	102,708			108,978
Total		191,805,146		190,326,793